Pension and Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						3 Months Ended
	Mar. 31, 2012 Participants	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 LimitedPartner	Dec. 31, 2012 Qualified and Non-qualified Pension Benefits Plans Countries	Dec. 31, 2012 United States Qualified and Non-qualified Pension Benefits	Jun. 30, 2010 International Qualified and Non-qualified Pension Benefits	Dec. 31, 2012 International Qualified and Non-qualified Pension Benefits Plans
Benefit Plan Information
Company-sponsored retirement plans, minimum number of worldwide plans					70
Company-sponsored retirement plans, minimum number of international plans								65
Company-sponsored retirement plans, number of countries					25			24
Percentage of funding target for defined benefit pension plans, of the target liability by 2011						100.00%
Brazilian subsidiary defined benefit plan curtailment gain							$ 22
Special termination benefits - number of additional years of pension service	1 year
Special termination benefits - number of additional years of age for certain benefit calculations	1 year
Special termination benefits - number of participants	616
Special termination benefits charge	26
Percentage of WG Trading Company holdings in relation to total fair value of the company's total plan assets high end of range (percent expressed as a decimal)		1.00%
Number of additional limited partners of WG Trading Company, in addition to 3M, who objected and appealed the court's order to the United States Court of Appeals for the Second Circuit				6
Maximum amount of certain nonqualified unfunded pension and postretirement benefit plans obligations not included in benefit obligation reconciliation		$ 40	$ 40